UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

                Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                           /__/  is a restatement.
                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 507 Paseo de la Playa
         Redondo Beach, CA  90277

Form 13F File Number:  28-10765


     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (310) 421-4943

Signature, Place, and Date of Signing:



RYAN I. JACOB
Redondo Beach, CA
2/14/07

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


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                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     40

Form 13F Information Table Value Total:

   $ 85,612 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

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                     JACOB ASSET MANAGEMENT OF NEW YORK, LLC
                    FORM 13F INFORMATION TABLE AS OF 12/31/2006

(COLUMN 1)                    (COLUMN 2)   (COLUMN 3)    (COLUMN 4)  (COLUMN 5)   (COLUMN 6)   (COLUMN 7)  (COLUMN 8)

NAME OF                       TITLE OF       CUSIP        VALUE      SHRS OR      INVESTMENT    OTHER    VOTING AUTHORITY
ISSUER                         CLASS                     (X$1000)    PRN AMT*     DISCRETION   MANAGERS       (SOLE)


ADOBE SYSTEMS INC              COMMON       00724F101        41        1,000          X                        1,000
AGILE SOFTWARE CORP            COMMON       00846X105     2,579      419,351          X                      419,351
AIRSPAN NETWORKS               COMMON       00950H102     2,286      617,900          X                      617,900
AKAMAI TECHNOLOGIES            COMMON       00971T101        90        1,700          X                        1,700
APPLE COMPUTER INC             COMMON       037833100     4,242       50,000          X                       50,000
AUTOBYTEL.COM INC.             COMMON       05275N106     3,495      998,573          X                      998,573
BAIDU.COM                      COMMON       056752108     2,705       24,000          X                       24,000
CNET NETWORKS INC.             COMMON       12613R104     1,845      203,000          X                      203,000
CTRIP.COM INTERNATIONAL ADR    COMMON       22943F100     1,312       21,000          X                       21,000
DELTATHREE.COM INC CL A        COMMON       24783N102       677      537,240          X                      537,240
DIGITAL INSIGHT CORP           COMMON       25385P106       906       23,530          X                       23,530
DIGITAL RIVER, INC             COMMON       25388B104       938       16,821          X                       16,821
E*TRADE FINANCIAL CORPORATIO   COMMON       269246104     2,242      100,000          X                      100,000
EBAY INC                       COMMON       278642103        30        1,000          X                        1,000
ELECTRONIC ARTS                COMMON       285512109        65        1,300          X                        1,300
GOOGLE INC.                    COMMON       38259P508     5,065       11,000          X                       11,000
HOLLYWOOD MEDIA CORP           COMMON       436233100     3,030      719,700          X                      719,700
INFOSPACE INC                  COMMON       45678T201     4,364      212,790          X                      212,790
INTERWOVEN INC                 COMMON       46114T508       937       63,900          X                       63,900
JUPITERMEDIA CORP              COMMON       48207D101       929      117,255          X                      117,255
MACROVISION CORP               COMMON       555904101       933       33,000          X                       33,000
MONSTER WORLDWIDE INC          COMMON       611742107     2,197       47,100          X                       47,100
MOVE INC.                      COMMON       62458M108         8        1,473          X                        1,473
NAPSTER INC                    COMMON       630797108     4,218    1,161,988          X                    1,161,988
NEWS CORP INC - CL A           COMMON       65248E104     2,578      120,000          X                      120,000
NOVELL INC                     COMMON       670006105     2,480      400,000          X                      400,000
OPENWAVE SYSTEMS INC           COMMON       683718308     2,507      271,653          X                      271,653
RED HAT INC                    COMMON       756577102     3,220      140,000          X                      140,000
SOHU.COM INC                   COMMON       83408W103     4,500      187,500          X                      187,500
SUMTOTAL SYSTEMS INC           COMMON       866615107     1,852      306,088          X                      306,088
SUN MICROSYSTEMS INC           COMMON       866810104     1,745      322,000          X                      322,000
TD AMERITRADE HOLDING CORP     COMMON       87236Y108     1,679      103,800          X                      103,800
THQ INC                        COMMON       872443403        70        2,143          X                        2,143
TAKE-TWO INTERACTIVE SOFTWAR   COMMON       874054109     3,162      178,068          X                      178,068
THE STREET.COM INC             COMMON       88368Q103       965      108,449          X                      108,449
WEBMETHODS INC                 COMMON       94768C108     4,089      555,607          X                      555,607
YAHOO! INC                     COMMON       984332106     4,196      164,274          X                      164,274
CDC CORP CL A                  COMMON       G2022L106     3,881      408,513          X                      408,513
SINA CORP                      COMMON       G81477104     1,851       64,500          X                       64,500
ALVARION LIMITED               COMMON       M0861T100     1,703      253,400          X                      253,400


* All of the securities listed within this column are stated in SH.

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